Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 3,943,449.1	$ 63,287.5	₨ 3,228,261.3
Less: Allowance for credit losses	47,334.1	759.6	42,613.2	$ 683.9	₨ 33,694.2
Total	3,896,115.0	62,527.9	3,185,648.1
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,720,988.5	43,668.5	2,188,337.7
Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	486,251.7	7,803.8	407,811.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	449,381.7	7,212.0	347,393.8
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	660,456.7	10,599.5	519,472.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	305,995.4	4,910.9	280,372.2
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	241,368.8	3,873.7	193,180.5
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	577,534.2	9,268.6	440,107.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 1,222,460.6	$ 19,619.0	₨ 1,039,923.6